SUBSEQUENT EVENTS (Details)	Aug. 18, 2025	Jul. 17, 2025 USD ($)	Jul. 16, 2025 USD ($)	Jul. 16, 2025 CNY (¥)	Jun. 30, 2025 USD ($) shares	May 30, 2025 USD ($) $ / shares shares	Apr. 17, 2025	Dec. 27, 2024	May 14, 2024	Jul. 15, 2025 USD ($)	Jul. 15, 2025 CNY (¥)	May 30, 2025 CNY (¥)	May 25, 2025 USD ($)	Apr. 30, 2025 $ / shares	Oct. 31, 2024 $ / shares
SUBSEQUENT EVENTS
Par value of share														$ 0.025	$ 0.025
Reverse stock split ratio									5
Class A ordinary shares
SUBSEQUENT EVENTS
Par value of share														$ 0.025	$ 0.025
Ucare Inc.
SUBSEQUENT EVENTS
Percentage of shares issued for financial advisory services							10.00%	10.00%
Subsequent event
SUBSEQUENT EVENTS
Reverse stock split ratio	0.2
Short-term investments redeemed | $		$ 27,767,470
Subsequent event | Commercial paper | Hangzhou Linghua Automobile Service Co., Ltd.
SUBSEQUENT EVENTS
Promissory note										$ 424,100	¥ 3,041,973
Repayment of promissory note			$ 424,100	¥ 3,041,973
Subsequent event | Hangzhou Tianruixiang Automobile Service Co., Ltd.
SUBSEQUENT EVENTS
Line of credit amount										$ 424,300	¥ 3,043,617
Subsequent event | Related party | Baohai Xu
SUBSEQUENT EVENTS
Principal amount | $													$ 50,000
Interest rate (in percentage)													2.00%
Subsequent event | Ucare Inc.
SUBSEQUENT EVENTS
Voting interest acquired						100.00%						100.00%
Voting power of Acquiree (in percentage)						13.70%
Threshold period of achievement of revenue target						36 months
Target revenue						$ 20,600,000						¥ 150,000,000
Multiplier for computation of earnout shares						15
Subsequent event | Ucare Inc. | Class A ordinary shares
SUBSEQUENT EVENTS
Par value of share						$ 0.025
Number of shares issue on acquisition | shares					101,486,575	101,486,575
Purchase price of acquisition | $					$ 150,000,000	$ 150,000,000
Period for computation of weighted average closing price						3 months
Weighted average closing price						$ 1.478
Shares Issued to acquiree (in percentage)						91.75%
Percentage of shares issued for financial advisory services					10.00%
Number of shares issued for services | shares					10,148,658